Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Expense [Abstract]
Income tax benefit (in Dollars)		$ 18,499
Effective income tax rate	0.00%	6.09%
Statutory income tax rate	25.00%